Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive (Loss)/Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	£ 3,006	£ 7,137	£ 8,767	£ 14,112
Cost of sales	(6,269)	(8,949)	(14,726)	(14,573)
Gross loss	(3,263)	(1,812)	(5,959)	(461)
Research and development expenses	(32,993)	(33,067)	(66,405)	(56,459)
General and administrative expenses	(11,635)	(12,060)	(22,549)	(19,879)
Foreign exchange (losses)/gains	(452)	22,797	(1,644)	32,471
Loss on forward contracts	0	(11,287)	0	(11,287)
Other income	1,834	1,517	4,439	2,950
Operating loss	(46,509)	(33,912)	(92,118)	(52,665)
Finance income	4,214	440	7,777	512
Finance expenses	(273)	(73)	(536)	(127)
Share of loss of joint venture	(155)	(271)	(614)	(564)
Loss before taxation	(42,723)	(33,816)	(85,491)	(52,844)
Income tax benefit	6,752	5,140	11,877	8,676
Loss for the period	(35,971)	(28,676)	(73,614)	(44,168)
Items that may be reclassified to profit or loss
Foreign currency (loss)/gain on translation of foreign operations	(1,205)	500	(1,681)	1,025
Total other comprehensive (loss)/income for the period, net of tax	(1,205)	500	(1,681)	1,025
Total comprehensive loss for the period	£ (37,176)	£ (28,176)	£ (75,295)	£ (43,143)
Basic loss per share (GBP per share)	£ (0.29)	£ (0.24)	£ (0.60)	£ (0.36)
Diluted loss per share (GBP per share)	£ (0.29)	£ (0.24)	£ (0.60)	£ (0.36)